Finance Cost	6 Months Ended
Jun. 30, 2026
Finance Cost [Abstract]
Finance cost

11. Finance cost

	Six months ended
	June 30, 2026	June 30, 2025
	(Unaudited)	(Unaudited)
Interest expense, borrowings	$455	$332
Interest expense on other creditors	338	347
Unwinding of discount (1)	145	149
Finance cost	$938	$828

1.	The unwinding of discount relates to the provision for rehabilitation costs. Refer to Note 20 for further details.